INTANGIBLE ASSETS, NET (Details Narrative) - USD ($)		12 Months Ended
	Nov. 01, 2021	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Finite-Lived Intangible Assets [Line Items]
Amortization intangible assets		$ 1,818,449	$ 157,164
Service and Licensing Agreement [Member]
Finite-Lived Intangible Assets [Line Items]
Content and service fee	$ 120,000
Service and Licensing Agreement [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Content delivery fees	1,700
Service and Licensing Agreement [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Content delivery fees	$ 660,000